Stockolders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended			3 Months Ended
	Nov. 04, 2022	Oct. 26, 2022	Oct. 21, 2022	Sep. 08, 2022	Jul. 27, 2022	Jun. 30, 2022	Jun. 27, 2022	May 02, 2022	Apr. 28, 2022	Mar. 15, 2022	Mar. 02, 2022	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2021	May 14, 2021
Stockolders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)	$ 100		$ 50				$ 50					$ 20	$ 578	$ 578
Issuance cost (in Dollars)									$ 70					52	$ 102
Common stock share issued	80,000		50,000			280,000	35,000	250,000	70,000			15,624,040	1,632,509		12,970,540	9,459,253
Warrants purchase	20,000		50,000			105,000		100,000	100,000			47,250
Exercise price per share (in Dollars per share)	$ 1.5		$ 1.4			$ 1.12		$ 1.13	$ 0.5			$ 1.25
Company’s service provider consideration of past services (in Dollars)								$ 250
Equity investment (in Dollars)									$ 550
Exercisable year								2 years
Service fees (in Dollars)				$ 100	$ 100	$ 290
Share issued		90,000		102,000
Warrants outstanding												4,461,250
Common shares issued					100,500
Warrants exercise		90,000
Consideration amount (in Dollars)		$ 100
Common Stock [Member]
Stockolders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)									$ 50		$ 10
Common stock share issued									300,000	270,000	50,000	15,750				1,051,028
Warrants purchase									100,000	180,000	30,000
Exercise price per share (in Dollars per share)									$ 0.7	$ 1.13	$ 1.25
Company’s service provider consideration of past services (in Dollars)										$ 150
Share issued					1,000,000
Common shares issued				56,000
Total consideration for purchase (in Dollars)				$ 63
Minimum [Member]
Stockolders’ Equity (Details) [Line Items]
Amount received (in Dollars)														$ 160
Exercise price per share (in Dollars per share)															$ 1.12
Maximum [Member]
Stockolders’ Equity (Details) [Line Items]
Amount received (in Dollars)													$ 470
Exercise price per share (in Dollars per share)															$ 1.25
Raphael [Member]
Stockolders’ Equity (Details) [Line Items]
Holders percentage																90.00%
Raphael [Member] | Common Stock [Member]
Stockolders’ Equity (Details) [Line Items]
Holders percentage																10.00%
Private Placement [Member]
Stockolders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)															$ 820
Common stock share issued															715,250
Warrants purchase															441,000
Investors [Member]
Stockolders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)								$ 250				$ 200
Common stock share issued								250,000				160,000
Warrants purchase								100,000				40,000
Exercise price per share (in Dollars per share)								$ 1.13				$ 1.5
Chief Financial Officer [Member]
Stockolders’ Equity (Details) [Line Items]
Warrants outstanding					1,000,000
Executive Officers [Member]
Stockolders’ Equity (Details) [Line Items]
Service fees (in Dollars)					$ 1,800
Warrants outstanding					2,201,000
Third Party [Member]
Stockolders’ Equity (Details) [Line Items]
Common stock share issued															112,500